UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS

MUNICIPAL BONDS — 78.8%

	Face Amount	Value
ALABAMA — 0.2%
City of Birmingham Alabama, Ser B, NATL-RE, GO
5.000%, 10/01/15	$170,000	$191,772

ARIZONA — 2.5%
City of Mesa Arizona, NATL-RE FGIC, RB
5.000%, 07/01/23	95,000	115,842
Salt River Project Agricultural Improvement & Power District, Ser A, RB
Callable 01/01/19 @ $100
5.000%, 01/01/39	1,000,000	1,092,220
Scottsdale Municipal Property, RB
5.000%, 07/01/30	100,000	121,287
5.000%, 07/01/34	600,000	733,860

		2,063,209

CALIFORNIA — 22.5%
California Educational Facilities Authority, RB
5.250%, 04/01/40	220,000	301,838
California Educational Facilities Authority, Ser A, RB
Callable 10/01/18 @ $100
5.000%, 10/01/39	1,675,000	1,865,581
California Educational Facilities Authority, Ser T-1, RB
5.000%, 03/15/39	1,745,000	2,327,324
Desert Sands Unified School District, AMBAC, GO
Callable 06/01/16 @ $100
5.000%, 06/01/27	100,000	108,718
East Bay Municipal Utility District, Sub-Ser A, RB
Callable 06/01/20 @ $100
5.000%, 06/01/36	235,000	267,613
East Side Union High School District, Ser B, NATL-RE, GO
5.250%, 02/01/24	20,000	23,734
Escondido Union High School District, Ser C, GO
6.260%, 08/01/41 (A)	2,000,000	412,520
6.230%, 08/01/51 (A)	13,900,000	1,522,050
6.150%, 08/01/46 (A)	1,500,000	228,480
Hacienda La Puente Unified School District, NATL-RE FGIC, GO
5.000%, 08/01/19	50,000	59,721
Hacienda La Puente Unified School District, Ser A, NATL-RE, GO
5.450%, 08/01/15 (A)	500,000	469,930
Imperial Community College District, NATL-RE FGIC, GO
Callable 08/01/15 @ $100
5.000%, 08/01/26	50,000	54,721
Imperial Irrigation District, RB
Callable 11/01/18 @ $100
5.125%, 11/01/38	400,000	428,380
Los Angeles Department of Water & Power, Ser A, RB
Callable 01/01/19 @ $100
5.000%, 07/01/39	75,000	81,451
Los Angeles Department of Water & Power, Sub-Ser A-1, AMBAC, RB
Callable 07/01/17 @ $100
5.000%, 07/01/39	30,000	32,386

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
Los Angeles Unified School District, Ser I, GO
5.000%, 07/01/19	$60,000	$72,926
Los Angeles Unified School District, Ser KRY, GO
Callable 07/01/20 @ $100
5.000%, 07/01/22	390,000	466,881
Los Angeles Unified School District, GO
6.758%, 07/01/34	100,000	128,898
5.755%, 07/01/29	40,000	46,957
5.750%, 07/01/34	50,000	58,436
Merced Union High School District, Ser C, GO
6.150%, 08/01/34 (A)	1,000,000	294,670
Metropolitan Water District of Southern California, Ser B, RB
5.000%, 07/01/20	345,000	433,734
Metropolitan Water District of Southern California, Ser A-FGIC, RB
5.750%, 07/01/21	215,000	264,197
Metropolitan Water District of Southern California, Ser C, RB
Callable 07/01/19 @ $100
5.000%, 07/01/35	90,000	100,545
Monrovia Unified School District, Ser B, NATL-RE FGIC, GO
5.642%, 08/01/24 (A)	65,000	38,258
Murrieta Valley Unified School District Public Financing Authority, Ser A, NATL-RE, FGIC, GO
4.820%, 09/01/20 (A)	315,000	233,194
North Orange County Community College District, Ser B, NATL-RE, FGIC, GO
5.840%, 08/01/28 (A)	200,000	94,748
Novato Unified School District, NATL-RE, GO
Callable 08/01/16 @ $100
5.000%, 08/01/21	50,000	56,714
Placentia-Yorba Linda Unified School District, Ser B, NATL-RE, FGIC, GO
5.930%, 08/01/27 (A)	90,000	44,775
Rialto Unified School District, Ser A, AGM, GO
5.800%, 08/01/29 (A)	300,000	123,108
San Diego Unified School District, Ser C, GO
6.040%, 07/01/38 (A)	890,000	220,702
6.040%, 07/01/42 (A)	3,445,000	684,659
6.040%, 07/01/45 (A)	1,525,000	257,100
6.027%, 07/01/43 (A)	1,290,000	242,636
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser D, RB
5.000%, 11/01/18	690,000	845,133
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser C, RB
Callable 11/01/21 @ $100
5.000%, 11/01/41	1,300,000	1,429,987
San Joaquin County Transportation Authority, Ser A, RB
Callable 03/01/21 @ $100
6.000%, 03/01/36	150,000	179,923
San Joaquin County Transportation Authority, Ser A, RB
5.000%, 03/01/20	65,000	78,783
5.000%, 03/01/21	180,000	219,314

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
CALIFORNIA — continued
4.000%, 03/01/19	$140,000	$159,716
Santa Barbara Unified School District, Ser C, AGM, GO
Callable 08/01/15 @ $100
4.750%, 08/01/30	200,000	207,432
Saratoga Union School District, AGM, GO
5.842%, 09/01/28 (A)	80,000	37,875
Southwestern Community College District, Ser C, GO
6.450%, 08/01/46 (A)	660,000	103,211
State of California, GO
Callable 04/01/19 @ $100
6.000%, 04/01/38	890,000	1,026,250
Callable 11/01/19 @ $100
6.000%, 11/01/39	1,100,000	1,277,727
State of California, GO
7.500%, 04/01/34	30,000	38,417
Tulare Union High School District, Ser A, NATL-RE, GO
5.270%, 08/01/20 (A)	55,000	40,872
University of California, Ser O, RB
Callable 05/15/19 @ $100
5.250%, 05/15/39	1,000,000	1,112,320

		18,804,545

CONNECTICUT — 0.4%
Connecticut State Health & Educational Facility Authority, Ser A-2, RB
Callable 07/01/18 @ $100
5.000%, 07/01/40	320,000	353,322

FLORIDA — 0.2%
Orange County Health Facilities Authority, RB
6.000%, 12/01/28	100,000	103,388
Tampa Bay Water, NATL-RE, FGIC, RB
5.250%, 10/01/19	25,000	31,108

		134,496

GEORGIA — 1.9%
County of DeKalb Georgia, Ser B, RB
5.250%, 10/01/26	80,000	100,696
Georgia State Road & Tollway Authority, Ser B, RB
5.000%, 10/01/21	75,000	96,292
Georgia State Road & Tollway Authority, NATL-RE, RB
5.000%, 06/01/14	135,000	147,614
Metropolitan Atlanta Rapid Transit Authority, Ser A, NATL-RE, FGIC, RB
5.250%, 07/01/29	420,000	526,676
State of Georgia, Ser I, GO
5.000%, 07/01/20	575,000	728,927

		1,600,205

ILLINOIS — 2.6%
City of Chicago Illinois, NATL-RE, FGIC, GO
5.870%, 01/01/30 (A)	125,000	52,685
5.250%, 01/01/20	135,000	159,313

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
ILLINOIS — continued
City of Chicago Illinois Wastewater Transmission Revenue, Ser B, NATL-RE, FGIC, RB
5.000%, 01/01/17	$125,000	$142,955
Metropolitan Pier & Exposition Authority, Ser A, NATL-RE, FGIC, RB
4.770%, 06/15/20 (A)	80,000	59,967
4.490%, 06/15/16 (A)	25,000	22,680
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB
Callable 06/15/20 @ $100
5.000%, 06/15/50	330,000	343,731
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB
6.220%, 06/15/46 (A)	1,445,000	229,134
Metropolitan Pier & Exposition Authority, Ser A, NATL-RE, RB
6.221%, 12/15/17 (A)	770,000	658,804
Metropolitan Water Reclamation District of Greater Chicago, Ser C, GO
5.250%, 12/01/32	390,000	496,860

		2,166,129

INDIANA — 1.1%
Indiana Finance Authority, Ser A, RB
5.000%, 02/01/16	200,000	231,176
5.000%, 12/01/19	225,000	279,279
Indianapolis Local Public Improvement Bond Bank, Ser F, AGM, RB
Callable 01/01/20 @ $100
5.000%, 01/01/40	365,000	396,160

		906,615

LOUISIANA — 0.5%
State of Louisiana Gasoline & Fuels Tax Revenue, Ser B, RB
Callable 05/01/20 @ $100
5.000%, 05/01/45	375,000	409,586

MASSACHUSETTS — 5.4%
Commonwealth of Massachusetts, Ser B, AGM, GO
5.250%, 09/01/23	45,000	58,216
5.250%, 09/01/24	250,000	323,725
Commonwealth of Massachusetts, Ser B, NATL-RE, GO
5.250%, 08/01/22	155,000	200,252
Massachusetts Bay Transportation Authority, Ser A, RB
5.250%, 07/01/30	960,000	1,231,065
5.250%, 07/01/31	45,000	57,465
Massachusetts Health & Educational Facilities Authority, Ser K, RB
5.500%, 07/01/32	115,000	160,846
Massachusetts School Building Authority, Ser B, RB
Callable 10/15/21 @ $100
5.000%, 10/15/41	2,170,000	2,432,006

		4,463,575

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
MICHIGAN — 0.1%
City of Taylor Michigan, NATL-RE, GO
5.000%, 09/01/16	$75,000	$83,624

MINNESOTA — 2.0%
State of Minnesota, Ser E, GO
5.000%, 08/01/20	795,000	1,006,120
University of Minnesota, Ser A, RB
5.000%, 12/01/18	290,000	359,188
5.000%, 12/01/19	255,000	318,602

		1,683,910

MISSOURI — 9.1%
Aurora Reorganized School District No. 8, GO
Callable 03/01/14 @ $100
4.000%, 03/01/20	250,000	261,467
City of Columbia Missouri, Ser A, AGM, RB
Callable 10/01/15 @ $100
5.250%, 10/01/16	70,000	80,447
City of Columbia Missouri, Ser B, AMBAC, RB
5.000%, 02/01/15	70,000	78,106
City of Kansas City Missouri, Ser A, GO
3.500%, 02/01/15	50,000	54,049
City of O’Fallon Missouri, XLCA , GO
5.000%, 03/01/16	115,000	131,241
City of Saint Charles Missouri, GO
Callable 03/01/15 @ $100
4.050%, 03/01/18	10,000	11,012
City of Saint Charles Missouri, GO
Callable 03/01/15 @ $100
3.950%, 03/01/16	200,000	218,084
City of Springfield Missouri, Ser A, NATL-RE,
4.000%, 12/01/15	250,000	271,748
City of Springfield Missouri, NATL-RE, FGIC, RB
Callable 08/01/16 @ $100
5.000%, 08/01/18	250,000	289,258
Callable 08/01/16 @ $100
4.750%, 08/01/25	710,000	788,292
Columbia School District, GO
4.000%, 03/01/20	435,000	508,976
County of Cass Missouri, GO
Callable 09/01/21 @ $100
4.000%, 09/01/22	350,000	402,042
County of Jackson Missouri, AMBAC, RB
Callable 12/01/16 @ $100
5.000%, 12/01/17	245,000	278,340
Kansas City Metropolitan Community Colleges Building, Ser Junior College, NATL-RE, FGIC, RB
4.250%, 07/01/16	250,000	281,025
Missouri Highway & Transportation Commission, Ser Senior Lien, RB
5.000%, 02/01/14	225,000	243,394
5.000%, 02/01/19	250,000	311,035
Missouri Highway & Transportation Commission, Ser A, RB
5.000%, 05/01/16	250,000	292,792
Missouri Highway & Transportation Commission, RB
5.000%, 05/01/17	230,000	276,078

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
MISSOURI — continued
Missouri State Board of Public Buildings, Ser A, RB
5.000%, 10/01/16	$135,000	$159,474
Missouri State Environmental Improvement & Energy Resources Authority, Ser B, RB
4.000%, 01/01/16	160,000	178,970
North Kansas City School District No. 74, GO
4.500%, 03/01/16	60,000	68,314
Ritenour Consolidated School District, Ser A, GO
5.000%, 03/01/18	75,000	92,104
Saint Louis Board of Education, Ser A, NATL-RE, GO
Callable 04/01/16 @ $100
5.000%, 04/01/18	875,000	997,518
Saint Louis Board of Education, Ser A, NATL-RE, GO
5.000%, 04/01/15	100,000	112,749
Saint Louis County Reorganized School District No. R-6, Ser B, GO
Callable 02/01/18 @ $100
4.000%, 02/01/19	250,000	287,863
Saint Louis School District, GO
Callable 04/01/18 @ $100
5.000%, 04/01/19	710,000	854,258
Webster Groves School District, AGM, GO
4.250%, 03/01/14	60,000	64,261

		7,592,897

NEBRASKA — 0.2%
City of Omaha Nebraska, GO
5.250%, 04/01/14	170,000	185,509

NEW JERSEY — 4.8%
Garden State Preservation Trust, Ser A, AGM, RB
5.750%, 11/01/28	1,635,000	2,136,569
New Jersey Transportation Trust Fund Authority, Ser B, NATL-RE, RB
5.500%, 12/15/15	100,000	115,964
New Jersey Transportation Trust Fund Authority, Ser D, RB
5.000%, 12/15/23	65,000	78,408
New Jersey Transportation Trust Fund Authority, Ser A, RB
5.750%, 06/15/20	550,000	666,044
New Jersey Transportation Trust Fund Authority, Ser A, AGM, RB
5.500%, 12/15/22	685,000	858,524
New Jersey Transportation Trust Fund Authority, Ser B, AMBAC, RB
5.250%, 12/15/22	100,000	122,317

		3,977,826

NEW MEXICO — 0.9%
New Mexico Finance Authority, RB
5.000%, 06/15/20	600,000	749,760

NEW YORK — 8.0%
Metropolitan Transportation Authority, Sub-Ser B-1, RB
5.000%, 11/15/21	610,000	753,021

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
NEW YORK — continued
New York City Municipal Water Finance Authority, Ser BB, RB
Callable 06/15/19 @ $100
5.000%, 06/15/27	$465,000	$530,649
New York City Municipal Water Finance Authority, Ser GG-1, RB
Callable 06/15/19 @ $100
5.000%, 06/15/39	1,520,000	1,655,614
New York City Transitional Finance Authority, RB
5.000%, 02/01/21	315,000	391,095
New York City Transitional Finance Authority, Sub-Ser E, RB
4.500%, 11/01/19	970,000	1,169,345
New York State Dormitory Authority, Ser C, RB
Callable 03/15/21 @ $100
5.000%, 03/15/41	1,470,000	1,626,276
New York State Dormitory Authority, Ser A, NATL-RE, FGIC, RB
5.500%, 05/15/23	50,000	64,640
New York State Environmental Facilities, Ser B, RB
5.000%, 06/15/17	200,000	239,160
Triborough Bridge & Tunnel Authority, Ser A, RB
4.750%, 01/01/14	200,000	209,480
Triborough Bridge & Tunnel Authority, Ser B, RB
5.000%, 01/01/20	50,000	61,453

		6,700,733

NORTH CAROLINA — 1.6%
City of Raleigh North Carolina Combined Enterprise System Revenue, RB
5.000%, 03/01/20	70,000	87,783
5.000%, 03/01/21	50,000	63,258
County of Wake North Carolina, Ser C, GO
5.000%, 03/01/24	875,000	1,139,679

		1,290,720

OHIO — 1.4%
Cincinnati City School District, NATL-RE, FGIC, GO
5.250%, 12/01/21	340,000	428,142
Northeast Regional Sewer District, RB
5.000%, 11/15/15	200,000	229,940
Ohio State University, Ser D, RB
5.000%, 12/01/21	140,000	175,056
5.000%, 12/01/30	115,000	144,384
5.000%, 12/01/31	125,000	156,925

		1,134,447

SOUTH CAROLINA — 0.5%
City of Charleston South Carolina, RB
3.250%, 01/01/20	100,000	112,247
City of Charleston South Carolina, RB
Callable 01/01/21 @ $100
5.000%, 01/01/41	75,000	84,542
Greenville County School District, RB
5.000%, 12/01/14	230,000	255,673

		452,462

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
TENNESSEE — 0.4%
City of Johnson City Tennessee, GO
Callable 06/01/19 @ $100
4.500%, 06/01/21	$250,000	$293,242
County of Lincoln Tennessee, NATL-RE, FGIC, GO
5.250%, 04/01/18	25,000	30,032
County of Putnam Tennessee, NATL-RE, FGIC, GO
5.250%, 04/01/17	30,000	35,792

		359,066

TEXAS — 10.8%
Azle Independent School District, GO
Callable 02/15/15 @ $100
5.000%, 02/15/22	120,000	132,953
City of Houston Texas Utility System Revenue, Ser A, AGM, RB
5.430%, 12/01/27 (A)	75,000	46,505
City of Houston Texas Utility System Revenue, AGM, RB
5.000%, 11/15/16	20,000	23,708
Conroe Independent School District, GO
5.000%, 02/15/20	235,000	289,473
County of Harris Texas, Ser B, GO
5.000%, 10/01/18	100,000	123,201
County of Harris Texas, RB
Callable 08/15/19 @ $100
5.000%, 08/15/40	330,000	358,278
Dallas Area Rapid Transit, Ser Senior Lien, AMBAC, RB
5.250%, 12/01/30	210,000	263,861
Dallas Area Rapid Transit, Ser Senior Lien, RB
Callable 12/01/18 @ $100
5.250%, 12/01/48	800,000	870,600
Fort Bend Independent School District, GO
Callable 08/15/18 @ $100
4.750%, 08/15/34	100,000	111,147
Frisco Independent School District, GO
Callable 02/15/21 @ $100
5.000%, 08/15/41	370,000	414,344
Frisco Independent School District, Ser A, GO
Callable 08/15/17 @ $100
5.000%, 08/15/26	125,000	146,547
Harris County Flood Control District, Ser A, RB
Callable 10/01/20 @ $100
5.000%, 10/01/24	45,000	53,946
Lower Colorado River Authority, RB
Callable 05/15/20 @ $100
5.000%, 05/15/22	460,000	546,140
Callable 05/15/21 @ $100
5.000%, 05/15/41	2,000,000	2,158,340
North East Independent School District, GO
5.250%, 02/01/27	100,000	128,415
North Texas Tollway Authority, Ser A, RB
Callable 01/01/19 @ $100
6.100%, 01/01/28	5,000	5,780
Callable 01/01/19 @ $100
6.000%, 01/01/28	845,000	971,809

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
TEXAS — continued
Permanent University Fund, Ser B, RB
5.250%, 07/01/28	$480,000	$621,859
State of Texas, GO
Callable 04/01/18 @ $100
4.750%, 04/01/37	765,000	828,893
University of Texas System, Ser B, RB
5.000%, 08/15/22	705,000	901,427

		8,997,226

WASHINGTON — 1.7%
County of King Washington Sewer Revenue, RB
Callable 01/01/19 @ $100
5.000%, 01/01/39	290,000	322,506
Snohomish County School District No. 15 Edmonds, GO
4.000%, 12/01/16	250,000	284,018
State of Washington, GO
Callable 06/01/21 @ $100
5.000%, 06/01/41	730,000	807,986

		1,414,510

TOTAL MUNICIPAL BONDS (Cost $60,110,131)		65,716,144

CORPORATE OBLIGATIONS — 19.0%

CONSUMER DISCRETIONARY — 0.8%
Time Warner Cable
Callable 05/15/40 @ $100
5.875%, 11/15/40	630,000	694,967

ENERGY — 0.2%
TransCanada PipeLines
6.200%, 10/15/37	100,000	127,230

FINANCIALS — 16.9%
Aflac
6.450%, 08/15/40	1,230,000	1,414,272
American Express
8.150%, 03/19/38	115,000	175,699
8.125%, 05/20/19	120,000	158,936
7.000%, 03/19/18	140,000	173,275
Bank of America
6.000%, 10/15/36	1,750,000	1,697,817
Citigroup
8.500%, 05/22/19	50,000	62,124
8.125%, 07/15/39	1,560,000	2,032,515
6.875%, 06/01/25	8,000	8,512
6.125%, 05/15/18	300,000	333,004
5.875%, 05/29/37	90,000	93,569
General Electric Capital MTN
6.875%, 01/10/39	1,620,000	2,050,868
6.150%, 08/07/37	100,000	115,925
5.400%, 02/15/17	309,000	353,786

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
HSBC Bank USA
7.000%, 01/15/39	$400,000	$472,756
HSBC Holdings
6.500%, 09/15/37	200,000	221,910
JPMorgan Chase
6.000%, 01/15/18	265,000	306,189
5.600%, 07/15/41	500,000	556,602
5.500%, 10/15/40	1,080,000	1,186,088
MetLife
7.717%, 02/15/19	356,000	451,713
Prudential Financial MTN
6.200%, 11/15/40	468,000	522,973
Royal Bank of Scotland
5.625%, 08/24/20	800,000	821,820
Wachovia Bank MTN
6.600%, 01/15/38	750,000	925,113

		14,135,466

HEALTH CARE — 0.3%
UnitedHealth Group
6.875%, 02/15/38	40,000	53,588
6.625%, 11/15/37	60,000	78,044
WellPoint
5.950%, 12/15/34	108,000	129,058

		260,690

MATERIALS — 0.6%
Dow Chemical
5.700%, 05/15/18	190,000	220,836
Rio Tinto Finance USA
6.500%, 07/15/18	200,000	247,475

		468,311

TELECOMMUNICATION SERVICES — 0.2%
Verizon Communications
7.350%, 04/01/39	116,000	159,123

TOTAL CORPORATE OBLIGATIONS (Cost $14,215,206)		15,845,787

ASSET BACKED SECURITY (B) — 0.3%
Citibank Credit Card Issuance Trust, Ser 2006-A7, Cl A7
0.534%, 12/17/18
(Cost $202,371)	250,000	248,034

THE ADVISORS’ INNER CIRCLE FUND II	STW BROAD TAX-AWARE VALUE
BOND FUND
APRIL 30, 2012 (Unaudited)

CASH EQUIVALENT (C) — 0.7%

	Shares	Value
First American U.S. Treasury Money Market Fund, 0.000% (Cost $630,204)	630,204	$630,204

TOTAL INVESTMENTS — 98.8% (Cost $75,157,912)†		82,440,169
OTHER ASSETS AND LIABILITIES — 1.2%		965,520

TOTAL NET ASSETS — 100.0%		$83,405,689

(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2012.
(C)	Rate shown is the 7-day effective yield as of April 30, 2012.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FGIC — Federal Guaranty Insurance Company

GO — General Obligation

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

†	At April 30, 2012, the tax basis cost of the Fund’s investments was $75,157,912, and the unrealized appreciation and depreciation were $7,317,913 and $(35,656) respectively.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$65,716,144	$—	$65,716,144
Corporate Obligations	—	15,845,787	—	15,845,787
Asset Backed Security	—	248,034	—	248,034
Cash Equivalent	630,204	—	—	630,204

Total Investments in Securities	$630,204	$81,809,965	$—	$82,440,169

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

STW-QH-001-0200

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
APRIL 30, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 80.2%

	Face Amount	Value
CONSUMER DISCRETIONARY — 4.4%
Johnson Controls
5.700%, 03/01/41	$191,000	$219,018
McGraw-Hill
6.550%, 11/15/37	525,000	595,498
Target
7.000%, 01/15/38	350,000	478,531
6.500%, 10/15/37	350,000	454,850
Time Warner Cable
7.300%, 07/01/38	14,000	17,798
Time Warner Cable
Callable 05/15/40 @ $100
5.875%, 11/15/40	260,000	286,812

		2,052,507

CONSUMER STAPLES — 8.1%
Altria Group
9.950%, 11/10/38	1,008,000	1,592,399
California Institute of Technology
4.700%, 11/01/11	628,000	624,119
Kraft Foods
7.000%, 08/11/37	150,000	195,644
6.500%, 02/09/40	105,000	132,044
Massachusetts Institute of Technology
5.600%, 07/01/11	220,000	290,785
Philip Morris International
6.375%, 05/16/38	307,000	397,064
University of Pennsylvania
4.674%, 09/01/12	527,000	544,723

		3,776,778

ENERGY — 6.7%
ConocoPhillips
6.500%, 02/01/39	262,000	354,140
Halliburton
7.450%, 09/15/39	180,000	258,327
6.700%, 09/15/38	1,000,000	1,313,456
TransCanada PipeLines
7.625%, 01/15/39	410,000	595,474
6.200%, 10/15/37	444,000	564,901

		3,086,298

FINANCIALS — 34.5%
Aflac
6.900%, 12/17/39	298,000	356,448
6.450%, 08/15/40	833,000	957,796
American Express
8.150%, 03/19/38	1,004,000	1,533,923
Bank of America
6.000%, 10/15/36	1,101,000	1,068,169
5.875%, 02/07/42	200,000	197,651
Capital One Bank USA
8.800%, 07/15/19	250,000	315,725

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
APRIL 30, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Citigroup
8.125%, 07/15/39	$859,000	$1,119,186
6.875%, 06/01/25	63,000	67,030
6.125%, 08/25/36	100,000	98,942
5.875%, 05/29/37	103,000	107,084
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.250%, 05/24/41	140,000	146,675
General Electric Capital MTN
6.875%, 01/10/39	961,000	1,216,595
6.750%, 03/15/32	126,000	153,575
6.150%, 08/07/37	157,000	182,002
HSBC Bank USA
7.000%, 01/15/39	1,200,000	1,418,268
HSBC Holdings
6.800%, 06/01/38	150,000	169,393
6.500%, 09/15/37	200,000	221,910
JPMorgan Chase
5.600%, 07/15/41	1,205,000	1,341,411
Lloyds TSB Bank
6.375%, 01/21/21	781,000	844,303
MetLife
5.875%, 02/06/41	890,000	1,068,457
Prudential Financial MTN
6.625%, 06/21/40	156,000	183,244
6.200%, 11/15/40	795,000	888,383
Royal Bank of Scotland
6.125%, 01/11/21	640,000	694,176
Travelers MTN
6.250%, 06/15/37	200,000	253,783
Wachovia Bank MTN
6.600%, 01/15/38	1,000,000	1,233,484
5.850%, 02/01/37	151,000	169,579

		16,007,192

HEALTH CARE — 2.8%
UnitedHealth Group
Callable 04/15/40 @ $100
5.700%, 10/15/40	103,000	121,626
UnitedHealth Group
6.875%, 02/15/38	266,000	356,361
6.625%, 11/15/37	196,000	254,944
6.500%, 06/15/37	53,000	67,446
5.800%, 03/15/36	72,000	84,794
WellPoint
6.375%, 06/15/37	311,000	385,763
5.950%, 12/15/34	31,000	37,044

		1,307,978

INDUSTRIALS — 2.9%
Canadian National Railway
6.375%, 11/15/37	65,000	86,037
Caterpillar
8.250%, 12/15/38	210,000	327,439

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
APRIL 30, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
INDUSTRIALS — continued
Koninklijke Philips Electronics
6.875%, 03/11/38	$505,000	$643,341
5.000%, 03/15/42	300,000	312,422

		1,369,239

INFORMATION TECHNOLOGY — 3.8%
Hewlett-Packard
6.000%, 09/15/41	660,000	729,519
Nokia
6.625%, 05/15/39	664,000	550,406
Western Union
6.200%, 11/17/36	455,000	480,559

		1,760,484

MATERIALS — 8.1%
Alcoa
5.950%, 02/01/37	655,000	654,171
ArcelorMittal
7.000%, 10/15/39	142,000	138,464
6.750%, 03/01/41	633,000	598,574
Dow Chemical
9.400%, 05/15/39	533,000	833,335
International Paper
8.700%, 06/15/38	100,000	136,229
Rio Tinto Finance USA
5.200%, 11/02/40	765,000	851,971
Xstrata Finance Canada
6.000%, 11/15/41 (A)	520,000	537,677

		3,750,421

TELECOMMUNICATION SERVICES — 7.8%
AT&T
6.500%, 09/01/37	308,000	377,540
6.400%, 05/15/38	200,000	242,881
6.300%, 01/15/38	775,000	928,821
Deutsche Telekom International Finance BV
4.875%, 03/06/42 (A)	550,000	518,334
Telefonica Emisiones SAU
7.045%, 06/20/36	500,000	461,254
Verizon Communications
8.950%, 03/01/39	65,000	102,976
7.350%, 04/01/39	467,000	640,608
6.900%, 04/15/38	214,000	282,246
6.000%, 04/01/41	45,000	54,530

		3,609,190

UTILITIES — 1.1%
Georgia Power
5.950%, 02/01/39	135,000	169,210

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
APRIL 30, 2012 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
UTILITIES — continued
Sempra Energy
6.000%, 10/15/39	$269,000	$333,261

		502,471

TOTAL CORPORATE OBLIGATIONS (Cost $32,865,563)		37,222,558

MUNICIPAL BONDS — 15.3%
California Educational Facilities Authority, RB
5.250%, 04/01/40	540,000	740,874
California Educational Facilities Authority, Ser T-1, RB
5.000%, 03/15/39	25,000	33,343
Escondido Union High School District, Ser C, GO
6.260%, 08/01/41 (B)	2,000,000	412,520
6.230%, 08/01/51 (B)	11,600,000	1,270,200
Foothill-De Anza Community College District, Ser C, GO
Callable 08/01/21 @ $100
5.000%, 08/01/40	130,000	145,510
Imperial Irrigation District, Ser C, RB
Callable 11/01/20 @ $100
5.000%, 11/01/41	35,000	37,424
Los Angeles Unified School District, GO
6.758%, 07/01/34	5,000	6,445
5.750%, 07/01/34	350,000	409,052
Massachusetts Development Finance Agency, RB
Callable 10/15/20 @ $100
5.000%, 10/15/40	135,000	153,202
Metropolitan Pier & Exposition Authority, Ser B, AGM, RB
6.270%, 06/15/47 (B)	275,000	40,895
6.156%, 06/15/45 (B)	680,000	114,172
New York City Municipal Water Finance Authority, RB
Callable 12/15/20 @ $100
5.375%, 06/15/43	105,000	119,459
New York City Municipal Water Finance Authority, Ser GG, RB
Callable 06/15/21 @ $100
5.000%, 06/15/43	140,000	152,960
New York State Dormitory Authority, Ser C, RB
Callable 03/15/21 @ $100
5.000%, 03/15/41	845,000	934,832
Placentia-Yorba Linda Unified School District, Ser D, GO
6.300%, 08/01/42 (B)	55,000	10,994
San Bernardino Community College District, Ser B, GO
6.760%, 08/01/48 (B)	100,000	13,748
San Diego Community College District, GO
Callable 08/01/21 @ $100
5.000%, 08/01/41	20,000	22,286
San Francisco City & County Public Utilities Commission Water Revenue, Sub-Ser A, RB
Callable 11/01/21 @ $100
5.000%, 11/01/41	140,000	153,999

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMENT-GRADE BOND FUND
APRIL 30, 2012 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount/ Shares	Value
Santa Barbara Secondary High School District, Ser A, GO
6.300%, 08/01/40 (B)	$165,000	$36,658
Santa Barbara Unified School District, Ser A, GO
6.310%, 08/01/41 (B)	70,000	14,957
Southwestern Community College District, Ser C, GO
6.849%, 08/01/46 (B)	465,000	72,717
State of California, GO
7.550%, 04/01/39	375,000	490,909
7.500%, 04/01/34	240,000	307,332
State of Louisiana Gasoline & Fuels Tax Revenue, Ser B, RB
Callable 05/01/20 @ $100
5.000%, 05/01/45	125,000	136,529
Turlock Irrigation District, Sub-Ser, RB
Callable 01/01/21 @ $100
5.500%, 01/01/41	440,000	494,437
University of California, Ser AD, RB
4.858%, 05/15/12	764,000	778,806

TOTAL MUNICIPAL BONDS (Cost $6,124,420)		7,104,260

U.S. TREASURY OBLIGATION (B) — 2.2%
U.S. Treasury Bond
3.280%, 02/15/41
(Cost $1,028,012)	2,579,000	995,079

CASH EQUIVALENT (C) — 1.0%
First American U.S. Treasury Money Market Fund, 0.000% (Cost $477,458)	477,458	477,458

TOTAL INVESTMENTS — 98.7% (Cost $40,495,453)		45,799,355
OTHER ASSETS AND LIABILITIES — 1.3%		598,792

TOTAL NET ASSETS — 100.0%		$46,398,147

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Rate shown is the 7-day effective yield as of April 30, 2012.

AGM — Assured Guaranty Municipal

GO — General Obligation

MTN — Medium Term Note

RB — Revenue Bond

Ser — Series

*	Maturity date is 2111
**	Maturity date is 2112
†	At April 30, 2012, the tax basis cost of the Fund’s investments was $40,495,453, and the unrealized appreciation and depreciation were $5,619,651 and $(315,749) respectively.

THE ADVISORS’ INNER CIRCLE FUND II	STW LONG DURATION
INVESTMEN-GRADE BOND FUND
APRIL 30, 2012 (Unaudited)

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Obligations	$—	$37,222,558	$—	$37,222,558
Municipal Bonds	—	7,104,260	—	7,104,260
U.S. Treasury Obligation	—	995,079	—	995,079
Cash Equivalent	477,458	—	—	477,458

Total Investments in Securities	$477,458	$45,321,897	$—	$45,799,355

For the period ended April 30, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

STW-QH-002-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund II

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

By	/S/ MICHAEL LAWSON
Michael Lawson Treasurer, Controller and Chief Financial Officer

Date: June 28, 2012